Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 459	$ 139
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 247	$ 295